Use of estimates	12 Months Ended
Dec. 31, 2011
Use of estimates

3 Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, revenue recognition, purchase price allocation of its acquisitions, estimated useful lives of long-lived assets, future cash flows associated with impairment testing of goodwill and other long-lived assets, allowance for doubtful accounts, valuation allowance on deferred tax assets, fair value of fixed rate investments, and fair value of share options. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates.